Significant accounting policies (Tables)	12 Months Ended
Mar. 30, 2019
Accounting Policies [Abstract]
Estimated Useful Lives of Assets	Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period

Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	1 - 6 years
Furniture and fixtures	5 - 8 years
Equipment	3 - 8 years

Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted earnings per common share for the years ended March 30, 2019, March 31, 2018, and March 25, 2017:

	Fiscal Year Ended
	March 30, 2019	March 30, 2018*	March 25, 2017*
	(In thousands, except per share data)
Basic (loss) income per common share computation:
Numerator:
Net (loss) income	$(18,686)	$14,095	$7,075
Denominator:
Weighted-average common shares outstanding	17,961	17,961	17,961
Income per common share	$(1.04)	$0.78	$0.39
Diluted (loss) income per common share computation:
Numerator:
Net (loss) income	$(18,686)	$14,095	$7,075
Denominator:
Weighted-average common shares outstanding	17,961	17,961	17,961
Dilutive effect of stock options and warrants	-	432	457
Weighted-average common shares outstanding – diluted	17,961	18,393	18,418
Diluted (loss) income per common share	$(1.04)	$0.77	$0.38
(*) Recast (refer to note 1)
The following table sets forth the computation of basic and diluted earnings from continuing operations per common share for the years ended March 30, 2019, March 31, 2018, and March 25, 2017:

	Fiscal Year Ended
	March 30, 2019	March 30, 2018*	March 25, 2017*
	(In thousands, except per share data)
Basic loss come from continuing operations per common share computation:
Numerator:
Net loss from continuing operations	$(18,305)	$(21,995)	$(8,859)
Denominator:
Weighted-average common shares outstanding	17,961	17,961	17,961
Loss per common share	$(1.02)	$(1.22)	$(0.49)
Diluted income per common share computation:
Numerator:
Net loss	$(18,305)	$(21,995)	$(8,859)

Denominator:
Weighted-average common shares outstanding	17,961	17,961	17,961
Dilutive effect of stock options and warrants	-	432-	457-
Weighted-average common shares outstanding – diluted	17,961	18,393	18,418
Diluted loss per common share	$(1.02)	$(1.20)	$(0.48)
(*) Recast (refer to note 1)

Impact of the Adoption of ASU 2014-09

	March 30, 2019
	As Reported	Balances without adoption of ASC 606	Effect of adoption Increase / (decrease)
	(In thousands)

Prepaids and other current assets	$2,142	$1,907	$235
Accrued liabilities	9,657	9,422	235